Supplementary Items to the Cash Flow - Schedule of Non-Cash Transactions (Details) - Non-Cash Transactions [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business combination:
Trade accounts receivable, net			R$ 7,809
Other current assets			1,735
Property and equipment, net			1,735
Right-of-use assets, net			1,058
Intangible Assets			125,802
Goodwill			237,787
Accounts payable to suppliers			(7,808)
Salaries and labor charges			(4,127)
Loans and financing			(3,994)
Lease liability			(1,058)
Taxes, fees and contributions payable			(3,253)
Deferred taxes			(40,730)
Deferred and contingent consideration on acquisitions			(282,205)
Other current liabilities			(10,100)
Provisions for risks			(22,651)
Capital increase through the payment of subscription rights:
Capital reserves	2,000
Share capital	33,910
Subscription rights	(35,410)
Loans from investors	(300)
Loan premium	(200)
Conversion of deferred and contingent consideration to capital shares:
Deferred and contingent consideration	(64,255)
Capital reserve	64,255
Recognition of lease right-of-use asset in exchange for lease liabilities:
Right-of-use assets, net	768
Lease liability	(768)
Capitalization of related party loans:
Related party			3,201
Share capital			(3,201)
Capital reduction through the payment of subscription rights:
Capital reserve			1,500
Related party			(1,500)
Creation of non-controlling interest at Mercos:
Deferred and contingent consideration		46,717
Capital reserve		(42,510)
Non-controlling interest		(4,207)
Conversion of subscription rights to capital shares:
Capital reserve		(1,500)
Share capital		1,500
Right-of-Use Asset [Member]
Recognition of lease right-of-use asset in exchange for lease liabilities:
Right-of-use assets, net			1,972
Lease liability			(1,972)
Smart NX [Member]
Business combination:
Cash and cash equivalents	998
Trade accounts receivable, net	3,061
Other current assets	5,545
Other non-current assets	1,204
Property and equipment, net	172
Right-of-use assets, net	107
Intangible Assets	6,201
Goodwill	15,960
Accounts payable to suppliers	(894)
Salaries and labor charges	(776)
Loans and financing	(40)
Lease liability	(118)
Taxes, fees and contributions payable	(940)
Deferred taxes	(2,421)
Deferred and contingent consideration on acquisitions	(26,848)
Other current liabilities	R$ (1,211)